Earnings (Loss) Per Share (Details Textual) - USD ($)	May 04, 2020	Dec. 08, 2017	Nov. 01, 2018
Second Prior Plan [Member]
Earnings (loss) per share (Textual)
Common stock repurchase terms, description		(i) the Company may repurchase up to US$2 million worth of ADSs for a per ADS purchase price not exceeding US$22.00, with a daily limit not to exceed the SEC Rule 10b-18 daily max, until the earlier of (i) December 31, 2018; and (ii) the date the aggregate repurchases under the Second Prior Plan reach a total of US$2 million worth of ADSs.
Common stock repurchased value			$ 2,000,000
Common Stock Shares Repurchased			100,342
Common stock shares underlying			2,006,840
Payments for common stock shares repurchased			$ 2,000,000
Current Plan [Member] | Subsequent Event [Member]
Earnings (loss) per share (Textual)
Common stock repurchase terms, description	(i) the Company may repurchase up to US$2.5 million worth of ADSs, with a daily limit not to exceed the SEC Rule 10b-18 daily max, until the earlier to occur of (i) May 4, 2021; and (ii) the date the aggregate repurchases under the Current Plan reach a total of US$2.5 million worth of ADSs.